Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Fair value of financial assets and liabilities
Schedule Of Fair Value Of Financial Assets And Liabilities
	As of December 31, 2023
	Fair value	Carrying Amount
	RMB’000	RMB’000
Financial assets
Cash, cash equivalents and restricted cash	2,533	2,533
Loans receivable	193,682	193,682
	196,215	196,215

Financial liabilities
Loans payable	161,439	161,439
Convertible notes payable	10,011	10,011
	171,450	171,450
	As of December 31, 2022
	Fair value	Carrying Amount
	RMB’000	RMB’000
Financial assets
Cash, cash equivalents and restricted cash	295	295
Loans receivable	556,112	556,112
	556,407	556,407

Financial liabilities
Loans payable	161,439	161,439
Convertible notes payable	7,264	7,264
	168,703	168,703